Statement of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jul. 16, 2007	$ 2	$ 67	$ 0	$ 69
Balance (in shares) at Jul. 16, 2007	1,900,000
Net loss	0	0	(14)	(14)
Balance at Sep. 30, 2007	2	67	(14)	55
Balance (in shares) at Sep. 30, 2007	1,900,000
Net loss	0	0	(32)	(32)
Balance at Sep. 30, 2008	2	67	(46)	23
Balance (in shares) at Sep. 30, 2008	1,900,000
Net loss	0	0	(18)	(18)
Balance at Sep. 30, 2009	2	67	(64)	5
Balance (in shares) at Sep. 30, 2009	1,900,000
Share split of 35:1	65	(65)	0	0
Share split of 35:1 (in shares)	64,600,000
Share based compensation	0	5,455	0	5,455
Issuance of common stock	2	995	0	997
Issuance of common stock (in shares)	2,000,000
Net loss	0	0	(6,188)	(6,188)
Balance at Sep. 30, 2010	69	6,452	(6,252)	269
Balance (in shares) at Sep. 30, 2010	68,500,000
Share based compensation	0	7,013	0	7,013
Issuance of common stock	1	198		199
Issuance of common stock (in shares)	471,948
Common stock issued for services	5	2,567		2,572
Common stock issued for services (in shares)	4,328,052
Net loss	0	0	(10,206)	(10,206)
Balance at Jun. 30, 2011	$ 75	$ 16,230	$ (16,458)	$ (153)
Balance (in shares) at Jun. 30, 2011	73,300,000